File No. 333-80991

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No.

☒ Post-Effective Amendment No. 5

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

☒ Amendment No. 20

(Check appropriate box or boxes.)

C.M. Multi-Account A

(Exact Name of Registrant)

C.M. Life Insurance Company

(Name of Depositor)

140 Garden Street, Hartford, CT 06154

(Address of Depositor’s Principal Executive Offices) (Zip Code)

Depositor’s Telephone Number, including Area Code 1-800-234-5606

Name and Address of Agent for Service

Robert Liguori

Senior Vice President

C.M. Life Insurance Company

140 Garden Street

Hartford, CT 06154

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on May 1, 2003 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a) of Rule 485
☐	on (date) pursuant to paragraph (a) of the Rule 485
☒	this post effective amendment designates a new effective date for a previously filed post effective amendment. Such effective date shall be April 25, 2003.

This Post-Effective Amendment is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 for the sole purpose of delaying the effective date of Post-Effective Amendment No. 4 to Registration Statement No. 333-80991 filed pursuant to Rule 485(a) under the Securities Act of 1933 on January 30, 2003. The contents of Post-Effective Amendment No. 4 are being incorporated by reference.

REPRESENTATION BY REGISTRANT’S COUNSEL

As counsel to the Registrant, I, James M. Rodolakis, have reviewed this Post-Effective Amendment No. 5 to Registration Statement No. 333-80991 and I represent, pursuant to the requirement of paragraph (e) of Rule 485 under the Securities Act of 1933, that this Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of said Rule 485.

/s/    James M. Rodolakis

James M. Rodolakis

Second Vice President and

Associate General Counsel

For MassMutual

Signatures

Pursuant to the requirements of Securities Act of 1933, the Registrant, C.M. Multi-Account A, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 5 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 5 to Registration Statement No. 333-80991 to be signed on its behalf by the undersigned, duly authorized in the City of Springfield and the Commonwealth of Massachusetts on the 24th day of March, 2003.

C.M. MULTI – ACCOUNT A

C.M. LIFE INSURANCE COMPANY

(Depositor)

By: /s/    Robert J. O’Connell*

Robert J. O’Connell, Director, Chairman, President and Chief Executive Officer

C.M. Life Insurance Company

/s/ Richard M. Howe *Richard M. Howe	On March 24, 2003, as Attorney-in-Fact pursuant to powers of attorney incorporated by reference.

As required by the Securities Act of 1933, this Post-Effective Amendment No. 5 to Registration Statement No. 333-80991 has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Robert J. O’Connell* Robert J. O’Connell	Director, Chairman, President and Chief Executive Officer (Principal Executive Officer)	March 24, 2003

/s/ Howard Gunton** Howard Gunton	Director, Executive Vice President and Chief Financial Officer (Principal Financial Officer)	March 24, 2003

/s/ Brent Nelson* Brent Nelson	Senior Vice President and Controller (Principal Accounting Officer)	March 24, 2003

/s/ Efrem Marder* Efrem Marder	Director	March 24, 2003

/s/ Isadore Jermyn* Isadore Jermyn	Director	March 24, 2003

/s/ Lawrence V. Burkett, Jr.* Lawrence V. Burkett, Jr.	Director	March 24, 2003

/s/ Richard M. Howe *Richard M. Howe	on March 24, 2003 as Attorney-in-Fact pursuant to powers of attorney incorporated by reference.

/s/ James M. Rodolakis **James M. Rodolakis	on March 24, 2003 as Attorney-in-Fact pursuant to power of attorney incorporated by reference.